UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2012

Semi-Annual Repor t

Legg Mason

Western Asset

SMASh Series M

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset SMASh Series M Fund

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Fund name change

On August 1, 2012, the Fund’s name will change to Western Asset SMASh Series M Fund. There will be no changes in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset SMASh Series M Fund for the six-month reporting period ended April 30, 2012.

Special shareholder notice

Effective May 1, 2012, the portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are Stephen A. Walsh, Christopher D. Diegelman, Stephen P. Fulton and Paul Jablansky. Mr. Walsh has been a portfolio manager for the Fund since its inception. Mr. Diegelman has been a portfolio manager for the Fund since 2010. Messrs. Fulton and Jablansky have been portfolio managers for the Fund since May 2012. These portfolio managers work together with a broader investment management team.

Messrs. Walsh and Fulton have been employed by Western Asset Management Company (“Western Asset”) in the capacity of portfolio manager for more than five years. Mr. Diegelman has been employed by Western Asset in the capacity of portfolio manager since 2010. Prior to that, Mr. Diegelman was a research analyst with Western Asset since 1998. Mr. Jablansky has been employed with Western Asset as the Head of Structured Products since 2011. For the period from 2010 through 2011, Mr. Jablansky was the Managing Director at RBS Securities. For the period from 2009 through 2010, Mr. Jablansky was the Chief Investment Officer of 400 Capital Management LLC. For the period from 2003 through 2008, Mr. Jablansky was the Head of Structured Portfolios Group and Global Head of Principal Finance for Banc of America Securities.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 31, 2012

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2012 and October 31, 2011 and does not include derivatives such as, futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2011 and held for the six months ended April 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
4.24%	$1,000.00	$1,042.40	0.00%	$0.00	5.00%	$1,000.00	$1,024.86	0.00%	$0.00

[1]	For the six months ended April 30, 2012.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — April 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BC MBS Credit	— Barclays Capital U.S. Fixed-Rate Mortgage Backed Securities Index
CMB	— Commercial Mortgage Backed Securities
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
LMWA SMASh M	— Legg Mason Western Asset SMASh Series M Fund
RMB	— Residential Mortgage Backed Securities

4	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — April 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BC MBS Credit	— Barclays Capital U.S. Fixed-Rate Mortgage Backed Securities Index
CMB	— Commercial Mortgage Backed Securities
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
LMWA SMASh M	— Legg Mason Western Asset SMASh Series M Fund
RMB	— Residential Mortgage Backed Securities

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2012

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 58.3%
FHLMC — 5.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.480%	2/1/32	$5,858	$6,245	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/35-12/1/38	373,218	408,226
Federal Home Loan Mortgage Corp. (FHLMC)	5.219%	5/1/37	194,902	207,398	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	9/1/39	166,422	188,687
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	11/1/39	2,467,146	2,733,265
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	5/17/42	2,800,000	2,864,750	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/17/42	4,200,000	4,381,125	(b)
Total FHLMC				10,789,696
FNMA — 28.9%
Federal National Mortgage Association (FNMA)	3.000%	5/17/27	6,500,000	6,784,375	(b)
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-11/1/41	1,438,808	1,553,133
Federal National Mortgage Association (FNMA)	2.435%	5/1/32	28,858	29,128	(a)
Federal National Mortgage Association (FNMA)	2.071%	1/1/33	93,379	97,260	(a)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	908,410	1,002,732
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	326,632	359,040
Federal National Mortgage Association (FNMA)	6.000%	11/1/37-12/1/47	1,530,508	1,688,756
Federal National Mortgage Association (FNMA)	6.500%	11/1/37	1,416,151	1,610,734
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	407,556	472,463
Federal National Mortgage Association (FNMA)	4.000%	9/1/41-12/1/41	7,093,597	7,516,026
Federal National Mortgage Association (FNMA)	3.500%	5/14/42	11,100,000	11,528,390	(b)
Federal National Mortgage Association (FNMA)	5.000%	5/14/42	6,500,000	7,059,611	(b)
Federal National Mortgage Association (FNMA)	5.500%	5/14/42	18,700,000	20,450,208	(b)
Federal National Mortgage Association (FNMA)	6.500%	5/14/42	400,000	450,563	(b)
Total FNMA				60,602,419
GNMA — 24.3%
Government National Mortgage Association (GNMA)	6.000%	8/20/37-12/20/41	6,108,134	6,897,307
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	2,623,885	2,882,195
Government National Mortgage Association (GNMA)	5.000%	7/20/40-11/20/40	383,679	425,598
Government National Mortgage Association (GNMA)	6.000%	4/19/42-5/21/42	6,300,000	7,097,159	(b)
Government National Mortgage Association (GNMA)	3.500%	5/21/42-6/20/42	8,500,000	8,946,375	(b)
Government National Mortgage Association (GNMA)	4.000%	5/21/42	4,200,000	4,543,875	(b)

See Notes to Financial Statements.

6	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2012

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	4.500%	5/21/42	$18,300,000	$20,038,500	(b)
Total GNMA				50,831,009
Total Mortgage-Backed Securities (Cost — $121,358,864)				122,223,124
Asset-Backed Securities — 8.8%
ABFS Mortgage Loan Trust, 2003-2 A	0.739%	4/25/34	2,292	2,288	(a)(c)
ACE Securities Corp., 2005-SD3 A	0.639%	8/25/45	42,252	40,226	(a)
ACE Securities Corp., 2006-GP1 A	0.369%	2/25/31	29,190	24,119	(a)
AFC Home Equity Loan Trust, 2002-2 2A	0.539%	6/25/30	38,321	20,423	(a)
Ameriquest Mortgage Securities Inc., 2005-R9 A2C	0.589%	11/25/35	1,470,000	1,002,841	(a)
Amortizing Residential Collateral Trust, 2002-BC1M A	0.519%	1/1/32	61,887	44,278	(a)(d)
Amortizing Residential Collateral Trust, 2004-1 A5	0.739%	10/25/34	655,449	572,329	(a)
Argent Securities Inc., 2003-W3 M1	1.364%	9/25/33	545,517	501,315	(a)
Argent Securities Inc., 2004-W5 AV3B	0.689%	4/25/34	131,222	105,659	(a)
Asset-Backed Securities Corp., Home Equity Loan Trust, 2001-HE3 A1	0.780%	11/15/31	11,220	8,998	(a)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	710,000	872,771	(a)
Bayview Financial Acquisition Trust, 2005-A A2A	1.169%	2/28/40	438,533	271,746	(a)(c)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.519%	2/25/36	77,824	72,899	(a)
Bear Stearns Asset-Backed Securities Trust, 2007-HE6 1A1	1.489%	8/25/37	107,880	70,270	(a)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.459%	12/25/36	86,699	85,414	(a)(c)
CDC Mortgage Capital Trust, 2002-HE1 A	0.859%	1/25/33	29,238	22,072	(a)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	0.979%	10/25/32	8,918	7,411	(a)
Countrywide Asset-Backed Certificates, 2002-4 A1	0.979%	2/25/33	4,905	4,786	(a)
Countrywide Asset-Backed Certificates, 2002-BC1	0.899%	4/25/32	63,180	33,522	(a)
Countrywide Asset-Backed Certificates, 2003-2 3A	0.739%	8/26/33	142,621	90,989	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.569%	7/25/36	188,978	84,410	(a)(c)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.139%	10/25/47	61,126	41,879	(a)
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.439%	2/25/37	236,455	147,033	(a)(c)
Countrywide Home Equity Loan Trust, 2002-G A	0.610%	12/15/28	10,121	9,766	(a)
Countrywide Home Equity Loan Trust, 2004-O	0.520%	2/15/34	27,487	15,558	(a)
Countrywide Home Equity Loan Trust, 2007-GW A	0.790%	8/15/37	109,770	94,287	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	863,000	698,276	(c)
Education Funding Capital Trust, 2003-3 A6	1.741%	12/15/42	200,000	185,000	(a)(d)
Ellington Loan Acquisition Trust, 2007-1 A2A1	1.239%	5/26/37	56,609	54,866	(a)(c)
EMC Mortgage Loan Trust, 2004-C A1	0.789%	3/25/31	193,135	160,606	(a)(c)

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	7

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
EMC Mortgage Loan Trust, 2006-A A1	0.689%	12/25/42	$342,747	$244,665	(a)(c)
Fremont Home Loan Trust, 2006-B 2A2	0.339%	8/25/36	32,212	7,393	(a)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	0.989%	2/25/31	95,766	83,434	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.449%	11/25/36	88,492	53,519	(a)
GMAC Mortgage Corp. Loan Trust, 2006-HE4 A1	0.419%	12/25/36	94,341	67,035	(a)
Greenpoint Manufactured Housing, 1999-2 A2	2.994%	3/18/29	250,000	195,984	(a)
Greenpoint Manufactured Housing, 1999-3 2A2	3.703%	6/19/29	425,000	311,945	(a)
Greenpoint Manufactured Housing, 1999-4 A2	3.740%	2/20/30	200,000	146,208	(a)
Greenpoint Manufactured Housing, 2001-2 IA2	3.742%	2/20/32	100,000	76,081	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.742%	3/13/32	625,000	472,826	(a)
GSAMP Trust, 2003-SEA A1	0.639%	2/25/33	112,332	80,419	(a)
GSAMP Trust, 2004-AR1 M1	0.889%	6/25/34	2,150,000	1,442,841	(a)
GSAMP Trust, 2004-SEA2 A2B	0.789%	3/25/34	406,951	399,679	(a)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.539%	9/25/36	748,046	594,967	(a)(c)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	590,000	647,128	(c)
Keycorp Student Loan Trust, 2003-A 1A2	0.726%	10/25/32	962,089	888,376	(a)
Lehman XS Trust, 2005-5N 1A1	0.539%	11/25/35	89,359	60,626	(a)
Lehman XS Trust, 2006-2N 1A1	0.499%	2/25/46	103,049	54,496	(a)
Lehman XS Trust, 2006-4N A2A	0.459%	4/25/46	228,739	119,561	(a)
MASTR Asset-Backed Securities Trust, 2003-OPT1 M2	3.014%	12/25/32	1,141,681	1,005,445	(a)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	0.329%	9/25/36	55,068	21,349	(a)
MSCC HELOC Trust, 2005-1 A	0.429%	7/25/17	66,888	55,841	(a)
Origen Manufactured Housing, 2006-A A2	3.742%	10/15/37	1,350,000	796,500	(a)
Origen Manufactured Housing, 2007-A A2	3.742%	4/15/37	1,885,782	1,074,896	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.019%	1/25/31	13,823	6,133	(a)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.779%	8/25/31	17,493	8,483	(a)
RAAC Series, 2006-RP3 A	0.509%	5/25/36	49,418	33,332	(a)(c)
RAAC Series, 2007-RP1 A	0.529%	5/25/46	218,670	131,956	(a)(c)
Renaissance Home Equity Loan Trust, 2003-1 A	1.099%	6/25/33	17,973	14,230	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	0.679%	8/25/33	1,026,087	855,429	(a)
Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.139%	11/25/32	4,394	2,539	(a)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.919%	3/25/33	2,257	1,542	(a)
Residential Asset Mortgage Products Inc., 2004-RZ3 MII2	1.889%	9/25/34	1,425,000	1,055,292	(a)
Residential Funding Securities Corp., 2002-RP2 A1	1.739%	10/25/32	7,805	4,937	(a)(c)(d)
SACO I Trust, 2005-WM3 A3	0.939%	9/25/35	21,876	8,794	(a)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.379%	5/25/36	26,206	14,502	(a)

See Notes to Financial Statements.

8	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2012

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Securitized Asset-Backed Receivables LLC, 2007-BR2 A2	0.469%	2/25/37	$426,371	$149,506	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.579%	7/25/29	3,439	2,618	(a)
Structured Asset Securities Corp., 2004-SC1	8.443%	12/25/29	35,359	34,042	(a)(c)
Structured Asset Securities Corp., 2005-4XS 2A1A	1.989%	3/25/35	41,544	32,240	(a)
Structured Asset Securities Corp., 2005-WF1 A3	0.569%	2/25/35	1,099,276	921,205	(a)
Structured Asset Securities Corp., 2007-BC3 1A2	0.379%	5/25/47	100,000	69,173	(a)
Structured Asset Securities Corp., 2007-TC1 A	0.539%	4/25/31	52,888	40,430	(a)(c)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.669%	3/25/37	652,999	586,984	(a)(c)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	194,224	196,447
Total Asset-Backed Securities (Cost — $18,666,589)				18,417,065
Collateralized Mortgage Obligations — 23.3%
American Home Mortgage Assets, 2006-2 2A1	0.429%	9/25/46	87,437	46,470	(a)
ARM Trust, 2005-10 1A21	2.822%	1/25/36	32,603	20,768	(a)
Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	760,000	862,967
Banc of America Commercial Mortgage Inc., 2005-3 AM	4.727%	7/10/43	95,000	99,017
Banc of America Commercial Mortgage Inc., 2006-1 AM	5.421%	9/10/45	195,000	208,939	(a)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	2,397	2,529
Banc of America Funding Corp., 2004-B 3A2	2.835%	12/20/34	20,373	12,700	(a)
Banc of America Funding Corp., 2005-E 8A1	2.636%	6/20/35	88,593	47,732	(a)
Banc of America Funding Corp., 2006-D 6A1	5.203%	5/20/36	1,554,326	985,363	(a)
Banc of America Funding Corp., 2007-C 5A1	2.715%	5/20/36	453,332	335,606	(a)
BCAP LLC Trust, 2006-AA1 A1	0.429%	10/25/36	1,452,779	745,637	(a)
Bear Stearns Alt-A Trust, 2004-08 1A	0.939%	9/25/34	889,067	759,202	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.239%	9/25/34	613,087	546,917	(a)
Bear Stearns ARM Trust, 2004-10 15A1	2.697%	1/25/35	63,051	56,313	(a)
Bear Stearns ARM Trust, 2004-10 31A1	2.816%	1/25/35	59,741	54,810	(a)
Bear Stearns ARM Trust, 2005-6 1A1	2.739%	8/25/35	512,294	346,566	(a)
Bear Stearns Commercial Mortgage Securities, 2007-PW17 A4	5.694%	6/11/50	60,000	69,280	(a)
Chevy Chase Mortgage Funding Corp., 2004-1A A1	0.519%	1/25/35	165,214	129,050	(a)(c)
Commercial Mortgage Lease-Backed Certificates, 2001-CMLB A1	6.746%	6/20/31	914,932	976,611	(c)
Countrywide Alternative Loan Trust, 2005-17 2A1	0.479%	7/25/35	115,077	66,781	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.469%	7/20/35	1,550,897	908,641	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.470%	7/20/35	88,131	54,108	(a)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	1,820,559	1,287,841
Countrywide Alternative Loan Trust, 2006-0A2 A5	0.470%	5/20/46	201,901	83,476	(a)

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	9

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2007-0A2 2A1	0.369%	3/25/47	$140,304	$71,526	(a)
Countrywide Home Loans, 2004-R1 1AF	0.639%	11/25/34	970,487	808,821	(a)(c)
Countrywide Home Loans, 2005-R3 AF	0.639%	9/25/35	856,362	713,344	(a)(c)
Countrywide Home Loans, 2006-R2 AF1	0.659%	7/25/36	1,228,514	1,054,128	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.539%	5/25/35	118,038	80,421	(a)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.599%	3/25/35	1,536,643	1,209,476	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.489%	3/25/36	30,284	18,838	(a)
Credit Suisse First Boston Mortgage Securities Corp., 2001-28 1A1	0.889%	11/25/31	113,224	91,940	(a)
CS First Boston Mortgage Securities Corp., 2004-AR5 7A2	2.859%	6/25/34	34,261	33,164	(a)
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.248%	6/26/35	1,090,000	1,058,605	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	142,492	169,801
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.847%	7/25/21	2,442,923	288,175	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.407%	4/25/20	6,099,353	440,639	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.837%	6/25/20	3,588,041	359,360	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.609%	12/25/21	1,269,150	131,216	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K702 X1, IO	1.729%	2/25/18	9,245,646	702,905	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K704 X1, IO	2.165%	8/25/18	5,994,954	632,908	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.405%	6/25/46	8,317,744	718,599	(a)
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.291%	12/25/40	572,228	90,790	(a)
Federal National Mortgage Association (FNMA), 2011-59 NZ	5.500%	7/25/41	416,806	502,040
Federal National Mortgage Association (FNMA), 2011-63 SW, IO	6.441%	7/25/41	400,655	66,179	(a)
Federal National Mortgage Association (FNMA), 2012-25 B	6.500%	3/25/42	400,000	476,732
Federal National Mortgage Association (FNMA), 2012-28 B	6.500%	6/25/39	100,000	113,735
Federal National Mortgage Association (FNMA), 2012-35 MB	5.500%	4/25/42	700,000	799,082

See Notes to Financial Statements.

10	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2012

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	$236,696	$32,960
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	72,158	7,946
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	72,636	8,344	(a)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	74,723	9,640	(a)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	80,988	9,591
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	155,650	24,280
GE Capital Commercial Mortgage Corp., 2007-C1 A4	5.543%	12/10/49	230,000	253,118
Government National Mortgage Association (GNMA), 2010-003 MS, IO	6.310%	11/20/38	485,837	77,696	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO	6.260%	3/20/39	111,107	17,931	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO	6.410%	1/20/40	330,217	55,912	(a)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.693%	11/20/60	1,417,126	1,411,702	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.743%	4/20/61	2,183,809	2,181,234	(a)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.589%	1/25/35	766,074	600,898	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.589%	3/25/35	1,372,759	1,128,597	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.589%	9/25/35	690,241	543,885	(a)(c)
GSR Mortgage Loan Trust, 2004-14 3A2	2.901%	12/25/34	51,326	38,286	(a)
GSR Mortgage Loan Trust, 2005-AR3 1A1	0.679%	5/25/35	99,495	79,785	(a)
Harborview Mortgage Loan Trust, 2006-02	2.918%	2/25/36	148,908	96,744	(a)
Harborview Mortgage Loan Trust, 2006-13 A	0.420%	11/19/46	232,593	104,818	(a)
Harborview Mortgage Loan Trust, 2007-4 2A1	0.460%	7/19/47	119,027	79,072	(a)
Harborview Mortgage Loan Trust, 2007-7 2A1A	1.239%	11/25/47	165,579	116,757	(a)
Homebanc Mortgage Trust, 2004-2 A1	0.609%	12/25/34	1,283,440	1,060,107	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.559%	3/25/36	369,431	177,443	(a)
Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1	5.642%	11/25/37	291,796	231,733	(a)
Indymac Index Mortgage Loan Trust, 2005-AR14 2A1A	0.539%	7/25/35	60,914	41,971	(a)
Indymac Index Mortgage Loan Trust, 2006-AR6 2A1A	0.439%	6/25/47	122,056	64,357	(a)
JP Morgan Mortgage Trust, 2005-A6 3A3	2.780%	9/25/35	1,760,000	1,167,970	(a)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 AM	5.440%	5/15/45	169,000	180,179

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	11

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	$685,000	$757,513
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 A4	5.794%	2/12/51	380,000	439,115	(a)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C4 XA, IO	1.793%	7/15/46	5,626,568	430,590	(a)(c)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,400,575	1,329,986
La Hipotecaria SA, 2007-1GA A	5.523%	12/23/36	409,160	404,301	(a)(c)
LB-UBS Commercial Mortgage Trust, 2006-C3 A4	5.661%	3/15/39	850,000	956,189	(a)
LB-UBS Commercial Mortgage Trust, 2006-C6 A4	5.372%	9/15/39	235,000	268,787
LB-UBS Commercial Mortgage Trust, 2007-C6 A4	5.858%	7/15/40	60,000	68,372	(a)
LB-UBS Commercial Mortgage Trust, 2007-C7 A3	5.866%	9/15/45	240,000	275,209	(a)
Luminent Mortgage Trust, 2006-2 A1A	0.439%	2/25/46	128,358	67,720	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.429%	5/25/46	105,938	53,969	(a)
Luminent Mortgage Trust, 2006-7 2A1	0.409%	12/25/36	57,501	33,510	(a)
MASTR ARM Trust, 2004-4 3A1	2.491%	5/25/34	119,277	111,905	(a)
MASTR ARM Trust, 2005-7 3A1	2.364%	9/25/35	155,787	81,357	(a)
MASTR ARM Trust, 2007-R5 A1	2.839%	11/25/35	1,514,542	836,772	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.842%	3/25/36	1,719,426	960,508	(a)
Merrill Lynch Mortgage Trust, 2005-MCP1	4.747%	6/12/43	451,000	491,206	(a)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2006-1 A4	5.606%	2/12/39	240,000	269,237	(a)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-5 A4	5.378%	8/12/48	550,000	597,237
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-6 A4	5.485%	3/12/51	1,370,000	1,485,232	(a)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	6.165%	8/12/49	410,000	457,217	(a)
MLCC Mortgage Investors Inc., 2003-G XA2, IO	0.744%	1/25/29	252,514	9,368	(a)(d)(e)
Morgan Stanley Capital I, 2006-IQ11 A4	5.898%	10/15/42	560,000	634,005	(a)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.499%	3/25/36	529,556	269,373	(a)
Morgan Stanley Mortgage Loan Trust, 2007-6XS 2A1M	0.459%	2/25/47	373,152	40,792	(a)
Prime Mortgage Trust, 2005-2 2A1	7.071%	10/25/32	51,655	51,513	(a)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.950%	5/25/35	25,354	22,912	(a)
Regal Trust IV, 1999-1 A	2.724%	9/29/31	9,699	8,577	(a)(c)
Residential Accredit Loans Inc., 2006-QA2 1A1	0.489%	2/25/36	118,105	46,059	(a)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.444%	9/25/46	2,936,875	1,407,920	(a)
Residential Accredit Loans Inc., 2007-Q01 A1	0.389%	2/25/37	117,033	67,174	(a)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	81,359	76,200

See Notes to Financial Statements.

12	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2012

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Structured ARM Loan Trust, 2005-12 3A1	2.514%	6/25/35	$56,631	$44,688	(a)
Structured ARM Loan Trust, 2005-19XS 1A1	0.559%	10/25/35	56,155	34,351	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1	2.332%	3/25/46	1,061,131	704,288	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.469%	2/25/36	234,310	134,428	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.449%	4/25/36	225,787	134,174	(a)
Structured Asset Securities Corp., 2003-9A 2A2	2.716%	3/25/33	643,596	595,956	(a)
Structured Asset Securities Corp., 2004-2 4A1	2.824%	3/25/34	38,157	36,781	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.156%	9/25/37	203,465	192,389	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.150%	9/25/37	197,086	197,482	(a)
Voyager Dwnys Delaware Trust, 2009-1 UGL2, IO	1.078%	3/20/47	52,127	3,180	(a)(c)(d)(e)
Wachovia Bank Commercial Mortgage Trust, 2005-C18 A4	4.935%	4/15/42	120,000	131,695
WaMu Mortgage Pass-Through Certificates, 2007-OA3 2A	0.929%	4/25/47	927,929	574,710	(a)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A	0.969%	7/25/47	1,855,496	1,212,191	(a)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 2A	2.456%	7/25/47	794,177	487,324	(a)
Washington Mutual Inc., 2004-AR11	2.492%	10/25/34	1,107,280	1,072,054	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR01 A1A	0.559%	1/25/45	88,104	74,293	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR01 A2A3	0.639%	1/25/45	378,611	305,063	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.559%	7/25/45	315,591	250,739	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.519%	11/25/45	91,998	65,792	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.509%	12/25/45	112,756	89,731	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A2	0.529%	12/25/45	169,134	126,596	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR11 1A	1.119%	9/25/46	189,876	122,376	(a)
Total Collateralized Mortgage Obligations (Cost — $48,518,698)				48,742,810
Corporate Bonds & Notes — 5.4%
Financials — 5.4%
Commercial Banks — 4.6%
Achmea Hypotheekbank NV	3.200%	11/3/14	3,000,000	3,139,137	(c)

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	13

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — continued
Bank of Montreal, Secured Bonds	2.850%	6/9/15	$1,840,000	$1,947,725	(c)
Bank of Nova Scotia, Secured Bonds	2.150%	8/3/16	1,190,000	1,232,232	(c)
Cie de Financement Foncier, Secured Bonds	1.625%	7/23/12	1,680,000	1,681,774	(c)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	400,000	354,000	(a)(c)(f)
DnB NOR Boligkreditt, Secured Bonds	2.900%	3/29/16	1,180,000	1,227,308	(c)
Total Commercial Banks				9,582,176
Diversified Financial Services — 0.8%
Citigroup Inc., Senior Notes	5.500%	10/15/14	1,700,000	1,812,630
Total Corporate Bonds & Notes (Cost — $11,135,691)				11,394,806
Municipal Bonds — 2.1%
California — 0.7%
California State, GO, Build America Bonds	7.300%	10/1/39	310,000	391,825
Los Angeles, CA, Department of Water & Power Revenue, Build America Bonds	6.574%	7/1/45	500,000	683,410
Santa Clara Valley Transportation Authority, Sales Tax Revenue, Build America Bonds	5.876%	4/1/32	300,000	368,145
Total California				1,443,380
Georgia — 0.2%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	350,000	397,908
Illinois — 0.1%
Illinois State, GO	5.877%	3/1/19	300,000	333,903
Pennsylvania — 1.1%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.240%	5/1/46	2,425,000	2,231,000	(a)(d)
Total Municipal Bonds (Cost — $3,945,721)				4,406,191
U.S. Government & Agency obligations — 3.1%
U.S. Government Agencies — 3.1%
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.509%	3/1/33	176,021	186,939	(a)
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	5,470,000	4,412,168
Federal National Mortgage Association (FNMA), Senior Bonds	6.250%	5/15/29	1,050,000	1,463,857
Tennessee Valley Authority, Notes	5.250%	9/15/39	350,000	436,972
Total U.S. Government & Agency Obligations (Cost — $6,200,994)				6,499,936

See Notes to Financial Statements.

14	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2012

Legg Mason Western Asset SMASh Series M Fund

Security	Rate	Expiration Date	Contracts	Value
Purchased options — 0.2%
Eurodollar Mid Curve 2-Year Futures, Put @ $98.75		12/14/12	150	$56,250
Eurodollar Mid Curve 2-Year Futures, Put @ $99.00		9/14/12	58	16,313
U.S. Treasury 10-Year Notes Futures, Call @ $130.00		5/25/12	91	217,547
U.S. Treasury 10-Year Notes Futures, Call @ $132.00		6/22/12	46	25,875
U.S. Treasury 10-Year Notes Futures, Call @ $133.00		8/24/12	76	46,312
U.S. Treasury 30-Year Notes Futures, Put @ $140.00		5/25/12	52	20,312
Total Purchased Options (Cost — $341,012)				382,609
Total Investments before Short-Term Investments (Cost — $210,167,569)				212,066,541

		Maturity Date	Face Amount
Short-Term Investments — 37.9%
Repurchase Agreements — 37.9%
Barclays Capital Inc. tri-party repurchase agreement dated 4/30/12; Proceeds at maturity — $20,800,058; (Fully collateralized by U.S. government obligations, 1.750% due 3/31/14; Market value — $21,216,064)	0.100%	5/1/12	$20,800,000	20,800,000
Credit Suisse First Boston Inc. tri-party repurchase agreement dated 4/30/12; Proceeds at maturity —$19,700,066; (Fully collateralized by U.S. government obligations, 4.500% due 2/15/36; Market value —$20,263,586)	0.120%	5/1/12	19,700,000	19,700,000
State Street Bank & Trust Co. repurchase agreement dated 4/30/12; Proceeds at maturity — $38,916,011; (Fully collateralized by U.S. government obligations, 3.750% due 8/15/41; Market value — $39,694,334)	0.010%	5/1/12	38,916,000	38,916,000
Total Short-Term Investments (Cost — $79,416,000)				79,416,000
Total Investments — 139.1% (Cost — $289,583,569#)				291,482,541
Liabilities in Excess of Other Assets — (39.1)%				(81,907,431)
Total Net Assets — 100.0%				$209,575,110

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	15

Legg Mason Western Asset SMASh Series M Fund

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CMT	— Constant Maturity Treasury
GO	— General Obligation
HELOC	— Home Equity Line of Credit
IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Mid Curve 2-Year Futures, Put	9/14/12	$98.75	58	$8,700
Eurodollar Mid Curve 2-Year Futures, Put	12/14/12	98.25	150	24,375
U.S. Treasury 10-Year Notes Futures, Call	5/25/12	134.00	91	9,953
U.S. Treasury 10-Year Notes Futures, Call	5/25/12	132.50	91	48,344
U.S. Treasury 10-Year Notes Futures, Call	6/22/12	133.50	46	7,906
U.S. Treasury 30-Year Notes Futures, Put	5/25/12	134.00	52	1,625
U.S. Treasury 30-Year Notes Futures, Put	5/25/12	138.00	52	8,125
Total Written Options (Premiums received — $276,464)				$109,028

See Notes to Financial Statements.

16	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2012

Assets:
Investments, at value (Cost — $210,167,569)	$212,066,541
Repurchase agreements, at value (Cost — $79,416,000)	79,416,000
Cash	564
Receivable for securities sold	22,719,187
Receivable for Fund shares sold	1,204,428
Deposits with brokers for open futures contracts	714,540
Interest receivable	458,718
Swaps, at value (premiums paid — $403,186)	362,032
Receivable from investment manager	15,298
Principal paydown receivable	605
Receivable for open swap contracts	280
Prepaid expenses	20,522
Other receivables	986
Total Assets	316,979,701

Liabilities:
Payable for securities purchased	106,757,211
Swaps, at value (net premiums received — $302,011)	352,989
Written options, at value (premiums received — $276,464)	109,028
Payable for Fund shares repurchased	80,448
Payable to broker — variation margin on open futures contracts	75,408
Payable for open swap contracts	163
Accrued expenses	29,344
Total Liabilities	107,404,591
Total Net Assets	$209,575,110

Net Assets:
Par value (Note 5)	$203
Paid-in capital in excess of par value	205,931,308
Undistributed net investment income	699,822
Accumulated net realized gain on investments, futures contracts, written options and swap contracts	1,375,154
Net unrealized appreciation on investments, futures contracts, written options and swap contracts	1,568,623
Total Net Assets	$209,575,110

Shares Outstanding	20,341,322

Net Asset Value	$10.30

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended April 30, 2012

Investment Income:
Interest	$3,134,457

Expenses:
Audit and tax	19,070
Shareholder reports	16,782
Registration fees	12,163
Legal fees	11,413
Fund accounting fees	7,760
Custody fees	3,878
Transfer agent fees	3,489
Insurance	2,153
Trustees’ fees	1,437
Miscellaneous expenses	710
Total Expenses	78,855
Less: Fee waivers and/or expense reimbursements (Note 2)	(78,855)
Net Expenses	—
Net Investment Income	3,134,457

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	756,688
Futures contracts	432,577
Written options	625,835
Swap contracts	914
Net Realized Gain	1,816,014
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	3,038,961
Futures contracts	(708,783)
Written options	115,768
Swap contracts	24,886
Change in Net Unrealized Appreciation (Depreciation)	2,470,832
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	4,286,846
Increase in Net Assets from Operations	$7,421,303

See Notes to Financial Statements.

18	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2012 (unaudited) and the Year Ended October 31, 2011	2012	2011

Operations:
Net investment income	$3,134,457	$5,203,713
Net realized gain	1,816,014	3,241,015
Change in net unrealized appreciation (depreciation)	2,470,832	(1,666,251)
Increase in Net Assets From Operations	7,421,303	6,778,477

Distributions to Shareholders From (Note 1):
Net investment income	(4,137,422)	(4,600,187)
Net realized gains	(4,063,041)	(2,327,125)
Decrease in Net Assets From Distributions to Shareholders	(8,200,463)	(6,927,312)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	67,156,367	74,497,481
Cost of shares repurchased	(13,700,584)	(47,007,004)
Increase in Net Assets From Fund Share Transactions	53,455,783	27,490,477
Increase in Net Assets	52,676,623	27,341,642

Net Assets:
Beginning of period	156,898,487	129,556,845
End of period*	$209,575,110	$156,898,487
* Includes undistributed net investment income of:	$699,822	$1,702,787

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	19

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2012[1]	2011	2010	2009	2008	2007[2]

Net asset value, beginning of period	$10.38	$10.43	$9.74	$8.95	$10.00	$10.00

Income (loss) from operations:
Net investment income	0.17	0.39	0.49	0.61	0.49	0.37
Net realized and unrealized gain (loss)	0.26	0.13	0.86	0.81	(0.97)	(0.02)
Total income (loss) from operations	0.43	0.52	1.35	1.42	(0.48)	0.35

Less distributions from:
Net investment income	(0.25)	(0.36)	(0.63)	(0.51)	(0.46)	(0.35)
Net realized gains	(0.26)	(0.21)	(0.03)	(0.12)	(0.11)	—
Total distributions	(0.51)	(0.57)	(0.66)	(0.63)	(0.57)	(0.35)

Net asset value, end of period	$10.30	$10.38	$10.43	$9.74	$8.95	$10.00
Total return[3]	4.24%	5.22%	14.57%	16.90%	(5.07)%	3.59%

Net assets, end of period (000s)	$209,575	$156,898	$129,557	$98,269	$108,548	$43,834

Ratios to average net assets:
Gross expenses[4]	0.09%[5]	0.09%	0.20%	0.27%[6]	0.26%[6]	1.77%[5,6]
Net expenses[7,8,9]	0.00 [5]	0.00	0.00	0.00	0.00	0.00 [5]
Net investment income	3.51 [5]	3.82	5.07	6.70	5.64	5.17 [5]

Portfolio turnover rate	79%[10]	184%[10]	253%[10]	70%[10]	90%[10]	553%[10]

[1]	For the six months ended April 30, 2012 (unaudited).

[2]	For the period December 27, 2006 (inception date) to October 31, 2007.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[5]	Annualized.

[6]	Includes the Fund’s share of SMASh Series M Portfolio’s allocated expenses prior to April 18, 2009.

[7]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 252%, 743%, 723%, 283% and 582% for the period ended April 30, 2012, years ended October 31, 2011, 2010, 2009 and 2008, respectively, and 647% for the period ended October 31, 2007.

See Notes to Financial Statements.

20	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	21

which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

22	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Mortgage-backed securities	—	$122,223,124	—	$122,223,124
Asset-backed securities	—	18,417,065	—	18,417,065
Collateralized mortgage obligations	—	48,733,442	$9,368	48,742,810
Corporate bonds & notes	—	11,394,806	—	11,394,806
Municipal bonds	—	4,406,191	—	4,406,191
U.S. government & agency obligations	—	6,499,936	—	6,499,936
Purchased options	$382,609	—	—	382,609
Total long-term investments	382,609	211,674,564	9,368	212,066,541
Short-term investments†	—	79,416,000	—	79,416,000
Total investments	$382,609	$291,090,564	$9,368	$291,482,541
Other financial instruments:
Futures contracts	2,213	—	—	2,213
Credit default swaps on credit indices — buy protection‡	—	362,032	—	362,032
Total other financial instruments	$2,213	$362,032	—	$364,245
Total	$384,822	$291,452,596	$9,368	$291,846,786

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$109,028	—	—	$109,028
Futures contracts	407,866	—	—	407,866
Credit default swaps on credit indices — sell protection‡	—	$352,989	—	352,989
Total	$516,894	$352,989	—	$869,883

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	23

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Collateralized Mortgage Obligations	Municipal Bonds	Total
Balance as of October 31, 2011	$476,280	$985,172	$2,343,750	$3,805,202
Accrued premiums/discounts	1,511	188	3,510	5,209
Realized gain (loss)[1]	6,881	(38,947)	8,356	(23,710)
Change in unrealized appreciation (depreciation)[2]	(28,697)	140,083	(49,616)	61,770
Purchases	—	3,104	—	3,104
Sales	(21,373)	(85,973)	(75,000)	(182,346)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[3]	(434,602)	(994,259)	(2,231,000)	(3,659,861)
Balance as of April 30, 2012	—	$9,368	—	$9,368
Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2012[2]	—	$(491)	—	$(491)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against,

24	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	25

(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in

26	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2012, the total notional value of all credit default swaps to sell protection is $3,788,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2012, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	27

payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(i) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

28	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	29

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of April 30, 2012, the Fund held written options and credit default swaps with credit related contingent features which had a liability position of $462,017. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as

30	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2012, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The investment manager and subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s investment manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended April 30, 2012, fees waived and/or expenses reimbursed amounted to $78,855.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	31

3. Investments

During the six months ended April 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$14,136,928	$476,698,720
Sales	14,150,018	433,303,163

At April 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,760,165
Gross unrealized depreciation	(4,861,193)
Net unrealized appreciation	$1,898,972

At April 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5-Year Notes	33	6/12	$4,083,084	$4,085,297	$2,213
Contracts to Sell:
90-Day Eurodollar	464	12/14	$114,689,742	$114,776,200	(86,458)
U.S. Treasury 10-Year Notes	242	6/12	31,748,370	32,012,063	(263,693)
U.S. Treasury Ultra Long-Term Bonds	47	6/12	7,359,472	7,417,187	(57,715)
					(407,866)
Net unrealized loss on open futures contracts					$(405,653)

During the six months ended April 30, 2012, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2011	382	$118,276
Options written	2,545	1,038,735
Options closed	(1,023)	(417,335)
Options expired	(1,364)	(463,212)
Written options, outstanding as of April 30, 2012	540	$276,464

At April 30, 2012, the Fund held TBA securities with a total cost of $93,909,392.

32	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At April 30, 2012, the Fund held the following swap contracts:

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Inc. (CMBX NA AM 1)	$130,000	10/12/52	0.500% Monthly	$(12,058)	$(12,599)	$541
Credit Suisse First Boston Inc. (CMBX NA AM 1)	279,000	10/12/52	0.500% Monthly	(25,877)	(25,425)	(452)
Credit Suisse First Boston Inc. (CMBX NA AM 1)	1,120,000	10/12/52	0.500% Monthly	(103,880)	(48,508)	(55,372)
Credit Suisse First Boston Inc. (CMBX NA AM 2)	105,000	3/15/49	0.500% Monthly	(13,847)	(21,713)	7,866
Credit Suisse First Boston Inc. (CMBX 4 2007-2 AAA Index)	280,000	2/17/51	0.350% Quarterly	(21,992)	(22,718)	726
Goldman Sachs Group Inc. (CMBX 3 2007-1 AAA)	406,000	12/13/49	0.080% Monthly	(29,435)	(47,354)	17,919
Goldman Sachs Group Inc. (CMBX NA AM 1)	246,000	10/12/52	0.500% Monthly	(22,817)	(22,342)	(475)
Goldman Sachs Group Inc. (CMBX NA AM 1)	813,000	10/12/52	0.500% Monthly	(75,406)	(35,705)	(39,701)
Goldman Sachs Group Inc. (CMBX NA AM 2)	108,000	3/15/49	0.500% Monthly	(14,243)	(23,491)	9,248
JPMorgan Chase & Co. (CMBX NA AM 1)	160,000	10/12/52	0.500% Monthly	(14,840)	(15,408)	568
UBS Warburg LLC (CMBX NA AM 2)	70,000	3/15/49	0.500% Monthly	(9,231)	(13,931)	4,700
UBS Warburg LLC (CMBX NA AM 2)	71,000	3/15/49	0.500% Monthly	(9,363)	(12,817)	3,454
Total	$3,788,000			$(352,989)	$(302,011)	$(50,978)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc. (CMBX NA AM 4)	$140,000	2/17/51	0.500% Monthly	$27,638	$14,236	$13,402
Citigroup Global Markets (CMBX 4 2007-2 AAA)	352,000	2/17/51	0.350% Monthly	27,647	41,510	(13,863)
Credit Suisse First Boston Inc. (CMBX 1 2006-1 AAA)	692,000	10/12/52	0.100% Monthly	26,916	27,602	(686)
Goldman Sachs Group Inc. (CMBX 1 2006-1 AAA Index)	595,000	10/12/52	0.100% Monthly	23,143	24,098	(955)
Goldman Sachs Group Inc. (CMBX 1 2006-1 AAA)	2,418,000	10/12/52	0.100% Monthly	94,050	124,890	(30,840)
JPMorgan Securities Inc. (CMBX 1 2006-1 AAA Index)	700,000	10/12/52	0.100% Quarterly	27,227	23,625	3,602
Morgan Stanley & Co. Inc. (CMBX 1 2006-1 AAA)	1,324,000	10/12/52	0.100% Monthly	51,498	68,384	(16,886)

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	33

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc. (CMBX 1 2006-1 AAA)	$721,000	10/12/52	0.100% Monthly	$28,044	$35,478	$(7,434)
Morgan Stanley & Co. Inc. (CMBX NA AM 4)	120,000	2/17/51	0.500% Monthly	23,690	11,912	11,778
UBS Warburg LLC (CMBX 4 2007-2 AM Index)	91,000	2/17/51	0.500% Monthly	17,965	17,409	556
UBS Warburg LLC (CMBX 4 2007-2 AM Index)	72,000	2/17/51	0.500% Monthly	14,214	14,042	172
Total	$7,225,000			$362,032	$403,186	$(41,154)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

‡	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2012.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$382,609	—	$382,609
Futures contracts[3]	2,213	—	2,213
Swap contracts[4]	—	$362,032	362,032
Total	$384,822	$362,032	$746,854

34	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$109,028	—	$109,028
Futures contracts[3]	407,866	—	407,866
Swap contracts[4]	—	$352,989	352,989
Total	$516,894	$352,989	$869,883

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options	$(155,835)	—	$(155,835)
Written options	625,835	—	625,835
Futures contracts	432,577	—	432,577
Swap contracts	3,350	$(2,436)	914
Total	$905,927	$(2,436)	$903,491

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options	$40,579	—	$40,579
Written options	115,768	—	115,768
Futures contracts	(708,783)	—	(708,783)
Swap contracts	8,494	$16,392	24,886
Total	$(543,942)	$16,392	$(527,550)

During the six months ended April 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$142,523
Written options	147,486
Futures contracts (to buy)	9,434,548
Futures contracts (to sell)	66,256,520

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	35

Average Notional Balance
Credit default swap contracts (to buy protection)	$6,542,143
Credit default swap contracts (to sell protection)	3,427,571
Total return swap contracts†	782,702

†	At April 30, 2012, there were no open positions held in this derivative.

5. Shares of beneficial interest

At April 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Shares sold	6,576,408	7,239,475
Shares repurchased	(1,345,546)	(4,547,093)
Net increase	5,230,862	2,692,382

6. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought

36	Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted. On August 4, 2011, the Court held a status conference and granted plaintiff leave to file a motion for particularized discovery, while indicating that any attempt to amend the existing Compliant would be denied. On September 16, 2011, plaintiff filed motions for discovery and to amend the Complaint. Defendants filed oppositions to those two motions on October 27, 2011. Oral argument on the motions was heard on May 11, 2012 and the court reserved judgment.

Legg Mason Western Asset SMASh Series M Fund 2012 Semi-Annual Report	37

7. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

38	Legg Mason Western Asset SMASh Series M Fund

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 7-8, 2011, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Western Asset SMASh Series M Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of a sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present. In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as

Legg Mason Western Asset SMASh Series M Fund	39

the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Board considered that the Manager had indicated that the Fund did not readily fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result, information comparing the Fund’s performance to its benchmark would be a better

40	Legg Mason Western Asset SMASh Series M Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

measure for evaluating the Fund’s performance. The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1- and 3-year periods ended September 30, 2011 was above its benchmark.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreements were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses. The Board considered that this arrangement is expected to continue through December 2013. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained substantially unchanged. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to the Manager. The Board also noted that the Manager has

Legg Mason Western Asset SMASh Series M Fund	41

agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Western Asset

SMASh Series M Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Legg Mason Western Asset SMASh Series M Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04235 6/12 SR12-1672

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	June 25, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Institutional Trust

Date:	June 25, 2012